FAIR VALUE MEASUREMENT (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Nov. 03, 2017	Dec. 31, 2016	Mar. 31, 2015
Fair Value Disclosures [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	$ 0	$ 685,922	$ 397,162	$ 288,934	$ 1,242,590
Derivative Liability, Current	$ 0	$ 2,358,240	$ 652,054	$ 1,937,234	$ 4,097,444